DEFERRED INCOME TAXES	12 Months Ended
Dec. 31, 2019
Major components of tax expense (income) [abstract]
DEFERRED INCOME TAXES [Text Block]
13.	DEFERRED INCOME TAXES

A reconciliation of income tax provision computed at Canadian statutory rates to the reported income tax provision is provided as follows:

	2019	2018	2017
The loss for the year	$(1,711)	$(1,419)	$(1,273)
Canadian statutory tax rate	27%	27%	26%
Income tax benefit computed at statutory rates	(462)	(383)	(331)
Foreign tax rates different from statutory rates	31	14	(32)
Other	2	89	-
The rate difference between current and deferred taxes	-	-	4,317
Foreign exchange gains or losses	55	225	(425)
Permanent differences	5	(43)	(33)
Change in unused tax losses and tax offsets	369	98	(3,496)
	$-	$-	$-

The Company recognizes tax benefits on losses or other deductible amounts generated in countries where it is probable the deferred tax assets will be recovered. The Company’s unrecognized deductible temporary differences and unused tax losses for which no deferred tax asset is recognized consist of the following amounts:

	2019	2018	2017

Non-capital losses	$9,796	$9,405	$9,255
Capital loss	2,257	2,273	2,337
Tax value over book value of mineral properties	3,331	3,335	3,352
Tax value over book value of equipment	12	12	12
Tax value over book value of investments and share issue costs	41	43	16

Unrecognized deductible temporary differences	$15,437	$15,068	$14,972

               The Company’s unused non-capital losses expire as follows:

	Canada	United States
2020 - 2026	$538	$713
2027 - 2037	19,546	20,302
Total	$20,084	$21,015
The Company’s unused capital losses of $16.7 million are available to carry forward indefinitely.